UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/2010

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.6%)
General Electric Capital Corp., 0.19% (a), 8/2/10	$13,719	$13,719

Total Commercial Paper (Amortized Cost $13,719)		13,719

Common Stocks (96.3%)
Aerospace/Defense (1.6%):
Lockheed Martin Corp.	20,524	1,542
Raytheon Co.	155,000	7,172
		8,714
Airlines (1.3%):
Southwest Airlines Co.	566,000	6,820

Automotive (1.1%):
Ford Motor Co. (b)(c)	451,000	5,759

Banks (2.9%):
Bank of America Corp.	1,082,000	15,191

Beverages (1.0%):
Dr Pepper Snapple Group, Inc.	139,500	5,238

Biotechnology (0.7%):
Amgen, Inc. (b)	65,852	3,591

Brokerage Services (2.2%):
Charles Schwab Corp.	796,067	11,774

Chemicals (1.7%):
Monsanto Co.	160,183	9,265

Commercial Services (1.3%):
Paychex, Inc.	257,000	6,680

Computers & Peripherals (2.9%):
EMC Corp. (b)	783,593	15,507

Electronics (3.0%):
General Electric Co.	387,229	6,242
Johnson Controls, Inc.	331,000	9,536
		15,778
Engineering (0.7%):
ABB Ltd., Sponsored ADR	191,000	3,854

Environmental Control (1.1%):
Waste Management, Inc.	178,000	6,043

Financial Services (4.0%):
MasterCard, Inc., Class A	38,000	7,981
Morgan Stanley	274,000	7,395
Western Union Co.	368,492	5,981
		21,357
Food Processing & Packaging (4.7%):
Kellogg Co.	94,185	4,714
Kraft Foods, Inc., Class A	380,855	11,125
Nestle SA, Sponsored ADR	187,415	9,249
		25,088
Health Care (0.5%):
Alcon, Inc.	18,528	2,873

Home Builders (0.8%):
Toll Brothers, Inc. (b)	232,656	4,039

Insurance (3.5%):
MetLife, Inc.	177,000	7,445

See notes to schedules of investments.

Security Description	Shares	Value
The Chubb Corp.	107,000	$5,631
The Travelers Cos., Inc.	104,240	5,259
		18,335
Internet Business Services (7.2%):
eBay, Inc. (b)	379,694	7,940
Google, Inc., Class A (b)	49,500	24,000
McAfee, Inc. (b)	184,924	6,121
		38,061
Investment Companies (1.2%):
Invesco Ltd.	320,610	6,265

Office Equipment & Supplies (1.9%):
Staples, Inc.	483,000	9,819

Oil & Gas Exploration-Production & Services (2.3%):
Anadarko Petroleum Corp.	130,360	6,408
ENSCO International PLC, Sponsored ADR	139,000	5,812
		12,220
Oil Companies-Integrated (3.8%):
Exxon Mobil Corp.	336,000	20,053

Oilfield Services & Equipment (6.4%):
Halliburton Co.	557,579	16,661
Schlumberger Ltd.	292,244	17,435
		34,096
Pharmaceuticals (10.2%):
Abbott Laboratories	111,000	5,448
Johnson & Johnson	126,250	7,334
Merck & Co., Inc.	359,175	12,377
Pfizer, Inc.	1,015,600	15,234
Teva Pharmaceutical Industries Ltd., Sponsored ADR	272,350	13,304
		53,697
Radio & Television (0.7%):
Time Warner Cable, Inc., Class A	63,491	3,630

Retail (2.1%):
Target Corp.	211,602	10,860

Retail-Department Stores (1.4%):
Macy’s, Inc.	385,000	7,180

Retail-Specialty Stores (3.3%):
Lowe’s Cos., Inc.	851,790	17,666

Semiconductors (1.3%):
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	678,218	6,850

Software & Computer Services (5.1%):
Microsoft Corp.	450,881	11,637
Oracle Corp.	639,649	15,122
		26,759
Steel (1.8%):
Nucor Corp.	249,497	9,765

Telecommunications (1.1%):
Qwest Communications International, Inc.	1,010,877	5,722

Telecommunications-Services & Equipment (4.0%):
QUALCOMM, Inc.	560,000	21,325

Transportation Services (3.0%):
United Parcel Service, Inc., Class B	244,850	15,915

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Utilities-Electric (1.0%):
Exelon Corp.	122,000	$5,103

Utilities-Telecommunications (3.5%):
Verizon Communications, Inc.	632,000	18,366

Total Common Stocks (Cost $473,108)		509,258

Short-Term Securities Held as Collateral for Securities Lending (1.8%)
Pool of various securities for Victory Funds	$9,324	9,307

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $9,324)		9,307

Total Investments (Cost $496,151) — 100.7%		532,284

Liabilities in excess of other assets — (0.7)%		(3,554)

NET ASSETS — 100.0%		$528,730

(a)           Rate represents the effective yield at purchase.

(b)           Non-income producing security.

(c)           A portion or all of the security was held on loan.

ADR       American Depositary Receipt

PLC         Public Liability Co.

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedule of Portfolio Investments

July 31, 2010 (Unaudited)

1.  Federal Tax Information:

At July 31, 2010, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation was as follows (amounts in thousands):

Cost of
	Investments	Gross	Gross	Net Unrealized
	For Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Institutional Diversified Stock Fund	$506,270	$50,312	$(24,298)	$26,014

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund: the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs		Total

Diversified Stock Fund
Commercial Paper	$—	$13,719	$—		$13,719
Common Stocks	509,258	—	—		509,258
Short-Term Securities Held as Collateral for Securities Lending	—	9,307	—	(a)	9,307
Total	509,258	23,026	—	(a)	532,284

(a) Rounds to less than $1.

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments
Balance as of 10/31/09	$98
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	5
Purchases	—
Sales	(103)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$—	(b)

(a) The change in unrealized appreciation/depreciation is attributable to investments held at July 31, 2010.

(b) Rounds to less than $1.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Level 1, 2 or 3 as of July 31, 2010 from the valuation input levels used on April 30, 2010.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board.  Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities.  The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest).  If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs.  Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Derivative Instruments:

The Fund may be subject to equity price risk in the normal course of pursing investment objectives.  The Fund may invest in futures contracts to hedge against changes in the value of equities.  The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.  For the period ended July 31, 2010, the Fund did not hold any futures or options contracts.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis.  When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  No interest accrues to the Fund until the transaction settles and payment takes place.  Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.  As of July 31, 2010, the Fund had no outstanding when-issued purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association (“KeyBank”), the Fund’s custodian and an affiliate of Victory Capital Management Inc., the Fund’s investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended July 31, 2010, KeyBank received $183 (amount in thousands) in total from the Trust, The Victory Portfolios and/or The Victory Variable Insurance Funds (collectively, the “Victory Trusts”) for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

The Fund loaned securities and received cash collateral with the following values as of July 31, 2010 (amounts in thousands):

			Average	Income
			Loan	Received by
	Value of		Outstanding	KeyBank from
	Loaned	Value of	During	Securities
	Securities	Collateral	the Year	Lending
Diversified Stock Fund	$8,505	$9,307	$12,521	$3

The cash collateral received by the funds in the Victory Trusts on July 31, 2010 was pooled together and invested in the following securities (amounts in thousands):

Value of Collateral
Money Market Funds
Dreyfus Cash Management Fund, 0.23% (a)	$50,000
Fund For Institutions Select Institutional Fund, 0.29% (a)	65,000
Morgan Stanley Institutional Liquidity Funds Prime Money Market Fund, 0.21% (a)	35,465
Reserve Primary Fund, 0.00% (a)	10
Repurchase Agreements
Bank of America, 0.35%, 8/2/10 (Date of Agreement, 7/30/10, Proceeds at maturity $70,002 collateralized by $72,100 various corporate securities, 0.42%-6.30%, 11/15/10-10/15/37, market value $71,684)	70,000
Morgan Stanley, 0.46%, 8/2/10 (Date of Agreement, 7/30/10, Proceeds at maturity $100,004 collateralized by $143,027 various corporate securities, 0.00%-40.45%, 8/15/10-8/1/69, market value $141,644)	100,000
Deutsche Bank, 0.19%, 8/2/10 (Date of Agreement, 7/30/10, Proceeds at maturity $100,002 collateralized by $102,003 various corporate securities, 1.13%-3.00%, 12/9/11-5/11/15, market value $101,579)	100,000
Wachovia, 0.31%, 8/2/10 (Date of Agreement, 7/30/10, Proceeds at maturity $100,003 collateralized by $103,000 various corporate securities, 0.00%-7.80%, 8/9/10-1/1/44, market value $102,822)	100,000

Total Value	$520,475

(a)   Rate disclosed is the daily yield as of 7/31/10.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund.  The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances.  The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	September 24, 2010

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 24, 2010

* Print the name and title of each signing officer under his or her signature.